Schedule of provision for contingencies (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		R$ 1,385
Additions		477	R$ 663
Payments		(161)	(161)
Reversals		(340)	(220)
Monetary adjustment		93	56
Exchange rate changes		(12)	24
Balance at December 31, 2021		1,442	1,385
Balance at December 31, 2019		1,385	1,305
Deconsolidation Sendas	[1]		(282)
Balance at December 31, 2020		1,442	1,385
Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		937
Additions		136	331
Payments		(22)	(13)
Reversals		(219)	(67)
Monetary adjustment		21	(3)
Exchange rate changes		(8)	17
Balance at December 31, 2021		845	937
Balance at December 31, 2019		937	841
Deconsolidation Sendas	[1]		(169)
Balance at December 31, 2020			937
Social Security And Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		303
Additions		180	166
Payments		(82)	(75)
Reversals		(77)	(83)
Monetary adjustment		38	38
Exchange rate changes		(1)	2
Balance at December 31, 2021		361	303
Balance at December 31, 2019		303	319
Deconsolidation Sendas	[1]		(64)
Balance at December 31, 2020			303
Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		145
Additions		161	166
Payments		(57)	(73)
Reversals		(44)	(70)
Monetary adjustment		34	21
Exchange rate changes		(3)	5
Balance at December 31, 2021		236	145
Balance at December 31, 2019		R$ 145	145
Deconsolidation Sendas	[1]		(49)
Balance at December 31, 2020			R$ 145

[1]	As result of the Sendas’ spin-off, the balances of provisions for legal demands totaling R$ 282 were deconsolidated, of which R$169 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.